Dreyfus Investment Grade Funds, Inc.
-Dreyfus Intermediate Term Income Fund (the "Fund")

Incorporated herein by reference is the above-referenced Fund's prospectus filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, on November 28, 2012 (SEC Accession No. 0000889169-12-000016).